Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill & intangible assets
The following table presents an analysis of intangible assets broken down between goodwill, intangible assets with an indefinite life and intangible assets with a definite life for the three months ended March 31, 2016:

(U.S. dollars in thousands)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a definite life	Total
Balance at December 31, 2015	$1,213,630	$682,859	$313,777	$2,210,266
Additions	13,946	8,000	6,000	27,946
Amortization	—	—	(5,588)	(5,588)
Foreign Currency Translation	1,496	1,701	(2,224)	973
Balance at March 31, 2016	$1,229,072	$692,560	$311,965	$2,233,597

The following table presents an analysis of intangible assets broken down between goodwill, intangible assets with an indefinite life and intangible assets with a definite life for the years ended December 31, 2015, 2014 and 2013:

(U.S. dollars in thousands)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a definite life	Total
Balance at December 31, 2012	$392,882	$15,366	$279	$408,527
Amortization	—	—	(279)	(279)
Foreign currency translation	3,363	—	—	3,363
Balance at December 31, 2013	$396,245	$15,366	$—	$411,611
Additions	25,159	—	18,500	43,659
Amortization	—	—	(1,850)	(1,850)
Foreign currency translation	(5,468)	—	—	(5,468)
Balance at December 31, 2014	$415,936	$15,366	$16,650	$447,952
Additions	807,381	673,000	315,000	1,795,381
Amortization	—	—	(15,517)	(15,517)
Foreign currency translation	(9,687)	(5,507)	(2,356)	(17,550)
Balance at December 31, 2015	$1,213,630	$682,859	$313,777	$2,210,266

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Future amortization expenses are expected to be as follows:

Year Ended December 31, (U.S. dollars in thousands)
2016	$22,350
2017	19,017
2018	17,350
2019	17,350
2020	17,350
2021-2036	220,360
Total expected amortization expenses	$313,777

Schedule Of Acquired Intangible Assets By Major Class [Table Text Block]
The following table summarizes the intangible assets and their related useful lives recorded in connection with the Catlin Acquisition, as described in Note 3(c), "Acquisitions and Disposals - Catlin Acquisition," as of the Acquisition Date:

(U.S. dollars in thousands)	Amount	Estimated Useful Life
Lloyd's - Syndicate capacity	$660,000	Indefinite
Insurance licenses	13,000	Indefinite
Total identified indefinite life intangible assets	$673,000
Lloyd's - Managing agent contracts	15,000	15 years
Distribution network	290,000	20 years
Trademarks / Trade names	10,000	2 years
Total identified definite life intangible assets	$315,000
Total identified intangible assets	$988,000